Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Compensation of Key Management Personnel and Directors

The remuneration of key management personnel was as follows:

Compensation
(millions of Canadian dollars)	For the years ended October 31
	2018	2017	2016
Short-term employee benefits	$34	$33	$25
Post-employment benefits	3	3	3
Share-based payments	37	32	32
Total	$74	$68	$60